STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended				9 Months Ended
		Sep. 13, 2023	Aug. 14, 2023	Sep. 13, 2023	Feb. 28, 2023	Sep. 30, 2023		Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, authorized						500,000,000				500,000,000		500,000,000
Common stock, par value (in dollars per share)						$ 0.0001				$ 0.0001		$ 0.0001
Common stock, voting rights										common stock are entitled to vote on a 1 share/1 vote basis
Common stock, issued						495,454,546				495,454,546		437,735,093
Common stock, outstanding						495,454,546				495,454,546		437,735,093
Proceeds from private placement		$ 200,000	$ 5,025,000	$ 5,225,000						$ 4,695,336
Transaction expenses				$ 571,796
Preferred stock, authorized						12,500,000				12,500,000		12,500,000
Preferred stock, par value (in dollars per share)						$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, stated value (in dollars per share)						$ 1.10				$ 1.10
Preferred stock, outstanding						10,463,363				10,463,363		7,576,999
Preferred stock, voting rights										Each share of Preferred Stock shall entitle the shareholder to cast that number of votes per share of Preferred Stock equal to the number of shares of Common Stock into which such share of Preferred Stock is convertible (after giving effect to certain limitations on conversion, as applicable)
Warrants term						5 years				5 years
Warrants exercise price						$ 0.033				$ 0.033
Period of trading days condition for warrant redemption										20 days
Weighted average trading price percentage of warrant exercise price, condition for warrant redemption										300.00%
Minimum trading volume of common stock each trading day, condition for warrant redemption										$ 5,000
Registration Statement Effective Period										6 months
Warrants redemption price						$ 0.001				$ 0.001
Required notice period for warrant redemption										20 days
Options outstanding												44,365	47,499	5,744
Share-based compensation expense						$ 2,516			$ 5,144	$ 12,636	$ 14,764
Unamortized share-based compensation expense												$ 39,958
Private Dror Employee Stock Options [Member]
Class of Stock [Line Items]
Options outstanding			179,579,481
Unamortized share-based compensation expense			$ 27,322
Private Dror Common Stock Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued			489,834,426
Private Placement Common Stock Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued		18,181,817	456,818,176	18,181,817
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Private Placement, shares				2,886,364		2,886,364
Stock conversion price						$ 0.011				$ 0.011
Common shares issuable per share converted						100				100
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Return of founders shares as part of claim settlement, shares					330,952,906			330,952,906
Common Stock [Member]
Class of Stock [Line Items]
Return of founders shares as part of claim settlement, shares	[1]							(330,952,906)
Share exchange agreement and private placement, shares			388,672,359
Private Placement, shares				186,363,631		186,363,631	[1]

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1